SEGMENT INFORMATION AND REVENUE ANALYSIS - Major Customer (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of reporting segments | segment	1
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
CHINA
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	13,495,375	36,184,886	31,457,908
Distributors
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	18,407,591	17,220,009	14,995,701
Direct customers
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 4,129,425	$ 19,817,099	$ 16,462,207